Derivative Instruments And Hedging Activities (Notional Values Of Derivative Contracts Designated And Not Designated As Hedging Instruments) (Details) (USD $) In Millions, unless otherwise specified	May 26, 2013	May 27, 2012
Derivative contracts designated as hedging instruments: | Commodities
Derivatives, Fair Value [Line Items]
Derivative contracts designated as hedging instruments	$ 18.2	$ 8.7
Derivative contracts designated as hedging instruments: | Foreign currency
Derivatives, Fair Value [Line Items]
Derivative contracts designated as hedging instruments	20.3	19.4
Derivative contracts designated as hedging instruments: | Interest rate swaps
Derivatives, Fair Value [Line Items]
Derivative contracts designated as hedging instruments	100.0	550.0
Derivative contracts designated as hedging instruments: | Equity forwards
Derivatives, Fair Value [Line Items]
Derivative contracts designated as hedging instruments	24.9	21.7
Derivative contracts not designated as hedging instruments: | Commodities
Derivatives, Fair Value [Line Items]
Derivative contracts not designated as hedging instruments	0.6	0
Derivative contracts not designated as hedging instruments: | Equity forwards
Derivatives, Fair Value [Line Items]
Derivative contracts not designated as hedging instruments	$ 49.1	$ 50.0